Offerings	Dec. 05, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Offering Note

(1)
This registration statement covers an indeterminate amount of the securities of each identified class of securities, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fees, except as described below. EastGroup Properties, Inc. (the “Company”) has previously registered shares of its common stock, $0.0001 par value per share (the “Common Stock”), having an aggregate offering price of up to $1,000,000,000, offered by means of a 424(b)(5) prospectus supplement, dated October 25, 2024 (the “Prior Prospectus Supplement”), pursuant to a Registration Statement on Form S-3 (Registration No. 333-268821), filed with the Securities and Exchange Commission on December 16, 2022. In connection with the filing of the Prior Prospectus Supplement, the amount of the registration fee was $153,100, which the Company satisfied through a fee offset claim in the amount of $567.81 and a contemporaneous fee payment in the amount of $152,532.19. As of the date of this registration statement, shares of Common Stock having an aggregate offering price of up to $520,100,120 remain unsold under the Prior Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $79,627 that has already been paid and remains unused with respect to the unsold shares of Common Stock previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement. The registrant has terminated the offering that included the unsold shares of Common Stock under the Prior Prospectus Supplement.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Offering Note

(1)
This registration statement covers an indeterminate amount of the securities of each identified class of securities, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fees, except as described below. EastGroup Properties, Inc. (the “Company”) has previously registered shares of its common stock, $0.0001 par value per share (the “Common Stock”), having an aggregate offering price of up to $1,000,000,000, offered by means of a 424(b)(5) prospectus supplement, dated October 25, 2024 (the “Prior Prospectus Supplement”), pursuant to a Registration Statement on Form S-3 (Registration No. 333-268821), filed with the Securities and Exchange Commission on December 16, 2022. In connection with the filing of the Prior Prospectus Supplement, the amount of the registration fee was $153,100, which the Company satisfied through a fee offset claim in the amount of $567.81 and a contemporaneous fee payment in the amount of $152,532.19. As of the date of this registration statement, shares of Common Stock having an aggregate offering price of up to $520,100,120 remain unsold under the Prior Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $79,627 that has already been paid and remains unused with respect to the unsold shares of Common Stock previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement. The registrant has terminated the offering that included the unsold shares of Common Stock under the Prior Prospectus Supplement.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Offering Note

(1)
This registration statement covers an indeterminate amount of the securities of each identified class of securities, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fees, except as described below. EastGroup Properties, Inc. (the “Company”) has previously registered shares of its common stock, $0.0001 par value per share (the “Common Stock”), having an aggregate offering price of up to $1,000,000,000, offered by means of a 424(b)(5) prospectus supplement, dated October 25, 2024 (the “Prior Prospectus Supplement”), pursuant to a Registration Statement on Form S-3 (Registration No. 333-268821), filed with the Securities and Exchange Commission on December 16, 2022. In connection with the filing of the Prior Prospectus Supplement, the amount of the registration fee was $153,100, which the Company satisfied through a fee offset claim in the amount of $567.81 and a contemporaneous fee payment in the amount of $152,532.19. As of the date of this registration statement, shares of Common Stock having an aggregate offering price of up to $520,100,120 remain unsold under the Prior Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $79,627 that has already been paid and remains unused with respect to the unsold shares of Common Stock previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement. The registrant has terminated the offering that included the unsold shares of Common Stock under the Prior Prospectus Supplement.

(3)	Each depositary share will be issued under a deposit agreement, will represent an interest in a fractional share or multiple shares of preferred stock and will be evidenced by a depositary receipt.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note

(1)
This registration statement covers an indeterminate amount of the securities of each identified class of securities, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fees, except as described below. EastGroup Properties, Inc. (the “Company”) has previously registered shares of its common stock, $0.0001 par value per share (the “Common Stock”), having an aggregate offering price of up to $1,000,000,000, offered by means of a 424(b)(5) prospectus supplement, dated October 25, 2024 (the “Prior Prospectus Supplement”), pursuant to a Registration Statement on Form S-3 (Registration No. 333-268821), filed with the Securities and Exchange Commission on December 16, 2022. In connection with the filing of the Prior Prospectus Supplement, the amount of the registration fee was $153,100, which the Company satisfied through a fee offset claim in the amount of $567.81 and a contemporaneous fee payment in the amount of $152,532.19. As of the date of this registration statement, shares of Common Stock having an aggregate offering price of up to $520,100,120 remain unsold under the Prior Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $79,627 that has already been paid and remains unused with respect to the unsold shares of Common Stock previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement. The registrant has terminated the offering that included the unsold shares of Common Stock under the Prior Prospectus Supplement.

(4)	Represents warrants to purchase common stock or preferred stock registered hereby.